Loans - Narrative, Loan Modifications Made to Borrowers Experiencing Financial Difficulty (Details) - Northfield Bancorp, Inc. [Member]	12 Months Ended
Dec. 31, 2025 USD ($) loan
Financing Receivable, Troubled Debt Restructuring [Line Items]
Subsequent default payment due period	90 days
Commercial and industrial
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of loans | loan	1
Loan balance charged-off | $	$ 227,000